JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — 28.8%
ACC Trust Series 2018-1, Class A, 3.70%, 12/21/2020 (a)	6,708	6,714
American Credit Acceptance Receivables Trust
Series 2016-3, Class C, 4.26%, 8/12/2022 (a)	38,128	38,295
Series 2019-3, Class A, 2.44%, 12/12/2022 (a)	92,146	92,281
Series 2017-1, Class C, 2.88%, 3/13/2023 (a)	5,250	5,251
Series 2017-1, Class D, 3.54%, 3/13/2023 (a)	230,000	231,891
AmeriCredit Automobile Receivables Series 2015-4, Class D, 3.72%, 12/8/2021	225,000	226,503
B2R Mortgage Trust Series 2015-2, Class A, 3.34%, 11/15/2048 (a)	23,677	23,761
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033 (a)	152,739	154,920
Series 2018-2, Class B, 5.44%, 6/15/2033 (a)	156,498	159,345
Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	118,816	122,208
Capital Auto Receivables Asset Trust Series 2016-2, Class B, 2.11%, 3/22/2021	61,830	61,826
CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052‡ (a)	250,000	258,009
CPS Auto Receivables Trust
Series 2015-B, Class C, 4.20%, 5/17/2021 (a)	123,653	124,426
Series 2018-B, Class B, 3.23%, 7/15/2022 (a)	100,000	100,396
Series 2019-C, Class B, 2.63%, 8/15/2023 (a)	130,000	130,499
Credit Acceptance Auto Loan Trust Series 2018-2A, Class A, 3.47%, 5/17/2027 (a)	250,000	253,389
DT Auto Owner Trust
Series 2018-1A, Class B, 3.04%, 1/18/2022 (a)	16,272	16,278
Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	131,385	132,192
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	88,000	89,113
Series 2019-1A, Class C, 3.61%, 11/15/2024 (a)	90,000	91,614
Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	190,000	192,631
Exeter Automobile Receivables Trust
Series 2017-1A, Class B, 3.00%, 12/15/2021 (a)	7,710	7,716
Series 2018-2A, Class B, 3.27%, 5/16/2022 (a)	64,095	64,239
Series 2019-4A, Class A, 2.18%, 1/17/2023 (a)	184,833	184,846
Series 2019-3A, Class B, 2.58%, 8/15/2023 (a)	195,000	195,977
First Investors Auto Owner Trust
Series 2016-2A, Class C, 2.53%, 7/15/2022 (a)	200,000	200,161
Series 2018-1A, Class A2, 3.22%, 1/17/2023 (a)	45,000	45,219
Series 2019-1A, Class B, 3.02%, 3/17/2025 (a)	120,000	121,815
Flagship Credit Auto Trust
Series 2016-2, Class C, 6.22%, 9/15/2022 (a)	100,000	102,925
Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	98,079	98,156
Series 2018-2, Class B, 3.56%, 5/15/2023 (a)	150,000	152,399
Series 2019-1, Class A, 3.11%, 8/15/2023 (a)	196,215	198,007
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	400,000	403,449
Series 2019-3, Class B, 2.48%, 8/15/2024 (a)	225,000	225,218
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	167,000	173,144
FREED ABS Trust Series 2018-2, Class A, 3.99%, 10/20/2025 (a)	50,846	51,215
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class A, 3.37%, 1/17/2023 (a)	39,754	40,001
Series 2019-2A, Class A, 3.06%, 4/17/2023 (a)	65,338	65,701
Series 2019-3A, Class A, 2.58%, 7/17/2023 (a)	122,463	122,537
GLS Auto Receivables Trust
Series 2018-3A, Class A, 3.35%, 8/15/2022 (a)	49,367	49,602
Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	100,000	101,551
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	144,006	151,280

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	81,828	85,165
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	150,000	151,875
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	175,000	175,714
Marlette Funding Trust
Series 2018-2A, Class A, 3.06%, 7/17/2028 (a)	13,522	13,536
Series 2019-1A, Class A, 3.44%, 4/16/2029 (a)	188,897	190,456
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class A, 3.50%, 4/18/2022 (a)	104,000	104,120
OneMain Direct Auto Receivables Trust Series 2017-2A, Class B, 2.55%, 11/14/2023 (a)	100,000	100,107
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡ (a)	27,887	27,926
Series 2016-1A, Class A, 3.66%, 2/20/2029 (a)	21,074	21,133
Progress Residential Trust Series 2015-SFR3, Class A, 3.07%, 11/12/2032‡ (a)	98,694	98,559
Prosper Marketplace Issuance Trust
Series 2018-2A, Class A, 3.35%, 10/15/2024 (a)	33,237	33,321
Series 2019-3A, Class A, 3.19%, 7/15/2025 (a)	109,969	110,544
Santander Drive Auto Receivables Trust
Series 2017-1, Class C, 2.58%, 5/16/2022	42,094	42,136
Series 2018-1, Class B, 2.63%, 7/15/2022	98,869	98,963
Series 2017-3, Class C, 2.76%, 12/15/2022	39,000	39,141
Series 2019-1, Class B, 3.21%, 9/15/2023	90,000	90,832
Santander Retail Auto Lease Trust Series 2018-A, Class D, 3.75%, 12/20/2022 (a)	200,000	202,036
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.05%, 12/26/2025 (a)	32,681	32,748
Series 2017-1, Class A, 3.28%, 1/26/2026 (a)	40,165	40,420
Series 2017-2, Class A, 3.28%, 2/25/2026 (a)	42,983	43,282
SoFi Consumer Loan Program Trust Series 2018-2, Class A1, 2.93%, 4/26/2027 (a)	12,038	12,046
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028‡ (a)	100,000	101,366
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	49,784	50,494
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (a)	250,000	254,036
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057‡ (a) (b)	74,602	75,195
Vericrest Opportunity Loan Trust Series 2019-NPL4, Class A1A, 3.35%, 8/25/2049 (a) (c)	123,749	123,961
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡ (a) (c)	80,442	81,043
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	154,474	156,253
Series 2018-1A, Class B, 3.58%, 12/20/2031‡ (a)	154,474	156,238

TOTAL ASSET-BACKED SECURITIES (Cost $7,887,170)		7,979,346

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.6%
FHLMC, REMIC
Series 2488, Class GM, 6.00%, 8/15/2032	34,593	38,570
Series 4151, Class YC, 2.50%, 1/15/2033	230,088	229,071
Series 2740, Class PE, 5.50%, 1/15/2034	123,751	139,627
Series 2943, Class ZC, 5.00%, 2/15/2034	44,435	49,010
Series 2768, Class PK, 5.00%, 3/15/2034	37,345	40,297
Series 3237, Class CE, 5.50%, 11/15/2036	50,000	60,656
Series 3249, Class CB, 4.25%, 12/15/2036	43,432	46,675
Series 3258, Class XX, 5.50%, 12/15/2036	53,000	59,659
Series 4031, Class AB, 5.50%, 6/15/2037	143,961	162,812

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Series 3404, Class DC, 5.50%, 1/15/2038	50,000	60,334
Series 3601, Class HB, 5.00%, 11/15/2039	25,000	28,529
Series 3626, Class ME, 5.00%, 1/15/2040	29,000	32,681
Series 3680, Class ZA, 4.50%, 6/15/2040	154,343	168,279
Series 3777, Class WA, 4.00%, 12/15/2040	142,118	151,109
Series 3772, Class NE, 4.50%, 12/15/2040	180,000	210,663
Series 3939, Class AZ, 4.00%, 3/15/2041	203,103	212,873
Series 4240, Class DK, 4.00%, 11/15/2042	76,773	82,132
Series 4283, Class EW, 4.50%, 12/15/2043 (b)	127,908	138,396
FNMA, REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	103,949	112,478
Series 2003-32, Class UJ, 5.50%, 5/25/2033	28,148	31,274
Series 2003-82, Class Z, 5.50%, 8/25/2033	46,296	51,934
Series 2004-17, Class H, 5.50%, 4/25/2034	108,773	123,749
Series 2004-31, Class MZ, 4.25%, 5/25/2034	28,951	33,995
Series 2004-36, Class CB, 5.00%, 5/25/2034	28,000	31,129
Series 2004-91, Class BR, 5.50%, 12/25/2034	38,302	42,728
Series 2009-13, Class PM, 4.00%, 4/25/2035	113,432	116,868
Series 2005-29, Class WQ, 5.50%, 4/25/2035	130,576	147,691
Series 2005-109, Class GD, 6.00%, 10/25/2035	20,859	22,814
Series 2015-65, Class LD, 3.50%, 1/25/2036	80,000	86,348
Series 2005-122, Class PY, 6.00%, 1/25/2036	71,000	83,624
Series 2006-24, Class Z, 5.50%, 4/25/2036	126,019	138,978
Series 2007-36, Class PH, 5.50%, 4/25/2037	35,297	40,196
Series 2007-60, Class ZB, 4.75%, 5/25/2037	255,866	284,688
Series 2009-42, Class TZ, 4.50%, 3/25/2039	217,147	248,640
Series 2009-66, Class KE, 4.00%, 9/25/2039	68,590	72,626
Series 2009-105, Class DB, 4.50%, 12/25/2039	25,000	29,190
Series 2010-43, Class EM, 5.00%, 5/25/2040	20,600	25,415
Series 2010-87, Class PJ, 3.50%, 6/25/2040	33,273	34,157
Series 2010-59, Class EB, 5.00%, 6/25/2040	300,000	375,770
Series 2011-146, Class LX, 3.50%, 10/25/2040	200,000	208,915
Series 2011-1, Class QA, 4.50%, 10/25/2040	93,777	98,591
Series 2010-133, Class GP, 4.00%, 11/25/2040	250,000	279,743
Series 2010-123, Class KU, 4.50%, 11/25/2040	123,589	141,481
Series 2010-129, Class PZ, 4.50%, 11/25/2040	237,239	256,203
Series 2010-136, Class CY, 4.00%, 12/25/2040	290,000	321,634
Series 2010-141, Class AL, 4.00%, 12/25/2040	203,866	218,094
Series 2010-154, Class KZ, 4.50%, 1/25/2041	43,734	55,815
Series 2011-55, Class BZ, 3.50%, 6/25/2041	168,238	180,052
Series 2011-115, Class UC, 4.00%, 11/25/2041	70,000	81,328
Series 2013-114, Class LM, 4.00%, 3/25/2042	200,000	219,916
Series 2012-120, Class PA, 3.50%, 10/25/2042	92,139	96,586
Series 2014-19, Class Z, 4.50%, 4/25/2044	257,969	297,762
Series 2015-61, Class PV, 3.50%, 5/25/2044	22,145	23,392
Series 2016-32, Class PA, 3.00%, 12/25/2045	153,966	159,880
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	97,678	104,170
Series 2004-55, Class MC, 5.50%, 7/20/2034	23,631	26,476
Series 2005-16, Class CA, 5.00%, 2/20/2035	29,000	31,868
Series 2005-17, Class GE, 5.00%, 2/20/2035	168,216	186,165
Series 2008-25, Class AD, 4.50%, 3/20/2038	121,776	130,366
Series 2009-16, Class ZD, 6.00%, 3/20/2039	159,730	181,642
Series 2009-58, Class PA, 4.50%, 7/20/2039	199,144	214,651
Series 2010-69, Class ME, 3.00%, 4/20/2040	74,035	74,929

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,208,899)		7,635,324

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 24.3%
Aerospace & Defense — 0.4%
Boeing Co. (The) 3.95%, 8/1/2059	10,000	10,963
Northrop Grumman Corp.
3.20%, 2/1/2027	30,000	31,214
3.85%, 4/15/2045	20,000	21,758
Rockwell Collins, Inc. 3.50%, 3/15/2027	15,000	15,998
United Technologies Corp. 2.80%, 5/4/2024	25,000	25,706

		105,639

Automobiles — 0.4%
General Motors Co. 5.15%, 4/1/2038	30,000	30,669
Hyundai Capital America 3.45%, 3/12/2021 (a)	30,000	30,441
Nissan Motor Acceptance Corp. 3.15%, 3/15/2021 (a)	60,000	60,575

		121,685

Banks — 4.1%
Australia & New Zealand Banking Group Ltd. (Australia) 5.10%, 1/13/2020 (a)	100,000	100,346
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (d)	65,000	65,947
4.20%, 8/26/2024	60,000	64,279
5.00%, 1/21/2044	55,000	71,715
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (d)	15,000	17,094
Citigroup, Inc.
3.75%, 6/16/2024	41,000	43,374
3.20%, 10/21/2026	19,000	19,701
8.13%, 7/15/2039	30,000	49,679
Citizens Financial Group, Inc. 2.38%, 7/28/2021	50,000	50,169
Commonwealth Bank of Australia (Australia) 3.45%, 3/16/2023 (a)	70,000	72,794
Fifth Third Bancorp 3.65%, 1/25/2024	35,000	36,840
Huntington Bancshares, Inc. 2.30%, 1/14/2022	50,000	50,210
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.46%, 3/2/2023	45,000	46,591
3.78%, 3/2/2025	45,000	48,002
3.74%, 3/7/2029	15,000	16,214
PNC Financial Services Group, Inc. (The) 5.13%, 2/8/2020	35,000	35,202
Regions Financial Corp. 2.75%, 8/14/2022	40,000	40,610
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	30,000	30,249
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.06%, 7/14/2021	30,000	30,020
3.10%, 1/17/2023	25,000	25,616
3.36%, 7/12/2027	25,000	26,166
SunTrust Bank 2.25%, 1/31/2020	25,000	25,005
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	70,000	72,395
4.65%, 11/4/2044	30,000	35,862
Westpac Banking Corp. (Australia) 2.85%, 5/13/2026	65,000	66,532

		1,140,612

Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium)
3.65%, 2/1/2026	30,000	32,174
4.90%, 2/1/2046	25,000	29,991
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10,000	11,897
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	15,000	16,546
4.95%, 1/15/2042	30,000	35,641
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	15,000	17,010
5.09%, 5/25/2048	5,000	6,006
Molson Coors Brewing Co. 4.20%, 7/15/2046	15,000	14,765

		164,030

Biotechnology — 0.4%
AbbVie, Inc.
3.60%, 5/14/2025	50,000	52,417
4.88%, 11/14/2048	15,000	17,262
Gilead Sciences, Inc.
3.70%, 4/1/2024	30,000	31,767
4.80%, 4/1/2044	15,000	18,000

		119,446

Building Products — 0.1%
Masco Corp. 4.45%, 4/1/2025	25,000	27,076

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Capital Markets — 1.5%
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	25,000	28,549
Credit Suisse AG (Switzerland) 5.40%, 1/14/2020	25,000	25,095
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15,000	21,899
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	50,000	53,186
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65,000	70,446
Macquarie Group Ltd. (Australia)
6.00%, 1/14/2020 (a)	10,000	10,045
6.25%, 1/14/2021 (a)	30,000	31,316
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (d)	20,000	20,951
Morgan Stanley 3.13%, 1/23/2023	30,000	30,798
4.00%, 7/23/2025	60,000	64,854
3.13%, 7/27/2026	35,000	36,275
3.95%, 4/23/2027	25,000	26,766

		420,180

Chemicals — 0.7%
DuPont de Nemours, Inc. 4.49%, 11/15/2025	100,000	109,978
Mosaic Co. (The)
3.25%, 11/15/2022	10,000	10,218
4.05%, 11/15/2027	10,000	10,423
5.63%, 11/15/2043	10,000	11,557
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20,000	20,350
6.13%, 1/15/2041	20,000	24,886

		187,412

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30,000	30,956

Consumer Finance — 0.6%
American Express Co. 2.50%, 8/1/2022	30,000	30,316
Capital One Financial Corp.
4.75%, 7/15/2021	15,000	15,617
4.20%, 10/29/2025	15,000	16,088
3.75%, 3/9/2027	25,000	26,473
General Motors Financial Co., Inc.
4.20%, 3/1/2021	25,000	25,527
3.25%, 1/5/2023	20,000	20,322
HSBC Finance Corp. 6.68%, 1/15/2021	30,000	31,302

		165,645

Diversified Financial Services — 0.3%
ORIX Corp. (Japan) 3.70%, 7/18/2027	30,000	32,021
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	25,000	33,760
Voya Financial, Inc. 3.65%, 6/15/2026	20,000	21,121

		86,902

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
3.00%, 6/30/2022	25,000	25,495
3.40%, 5/15/2025	30,000	31,310
5.35%, 9/1/2040	65,000	77,735
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	10,000	10,123
7.05%, 6/20/2036	15,000	21,036
Verizon Communications, Inc.
4.33%, 9/21/2028	41,000	46,503
4.86%, 8/21/2046	55,000	68,772

		280,974

Electric Utilities — 1.1%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20,000	25,586
Duke Energy Corp.
2.65%, 9/1/2026	25,000	25,181
3.75%, 9/1/2046	25,000	26,062
Emera US Finance LP (Canada)
3.55%, 6/15/2026	10,000	10,429
4.75%, 6/15/2046	20,000	23,344
Entergy Louisiana LLC 4.00%, 3/15/2033	40,000	45,698
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19,000	19,534
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15,000	17,874
LG&E & KU Energy LLC 3.75%, 11/15/2020	20,000	20,228
Metropolitan Edison Co. 3.50%, 3/15/2023 (a)	15,000	15,523
PNM Resources, Inc. 3.25%, 3/9/2021	15,000	15,186
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20,000	20,378
Southern Co. (The) 3.25%, 7/1/2026	30,000	31,110

		296,133

Electrical Equipment — 0.2%
Eaton Corp.
2.75%, 11/2/2022	20,000	20,393
3.10%, 9/15/2027	25,000	26,050

		46,443

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.25%, 9/8/2024	25,000	25,358

Energy Equipment & Services — 0.3%
Halliburton Co.
3.80%, 11/15/2025	25,000	26,329
4.50%, 11/15/2041	10,000	10,481
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	15,000	16,042
4.30%, 5/1/2029 (a)	30,000	32,583

		85,435

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.
5.00%, 2/15/2024	30,000	33,009
3.95%, 3/15/2029	15,000	16,076
Boston Properties LP 3.40%, 6/21/2029	25,000	26,155
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25,000	26,013
EPR Properties 5.25%, 7/15/2023	15,000	16,098
Healthpeak Properties, Inc. 3.25%, 7/15/2026	50,000	51,946
Host Hotels & Resorts LP 3.88%, 4/1/2024	15,000	15,798
Liberty Property LP 4.40%, 2/15/2024	35,000	37,925
Life Storage LP 4.00%, 6/15/2029	5,000	5,390
National Retail Properties, Inc.
3.80%, 10/15/2022	20,000	20,761
4.00%, 11/15/2025	20,000	21,380
Office Properties Income Trust 3.60%, 2/1/2020	20,000	20,020
Realty Income Corp. 3.65%, 1/15/2028	25,000	26,867
Simon Property Group LP 4.75%, 3/15/2042	10,000	12,180
UDR, Inc.
3.20%, 1/15/2030	10,000	10,278
3.00%, 8/15/2031	20,000	20,114
VEREIT Operating Partnership LP
4.13%, 6/1/2021	15,000	15,369
4.88%, 6/1/2026	10,000	11,098
Welltower, Inc.
4.00%, 6/1/2025	25,000	26,872
4.13%, 3/15/2029	20,000	21,803
6.50%, 3/15/2041	10,000	13,741

		448,893

Food & Staples Retailing — 0.1%
Kroger Co. (The) 5.15%, 8/1/2043	20,000	22,843

Food Products — 0.5%
Campbell Soup Co.
3.65%, 3/15/2023	20,000	20,775
3.80%, 8/2/2042	20,000	19,796
Conagra Brands, Inc.
4.60%, 11/1/2025	5,000	5,499
5.30%, 11/1/2038	5,000	5,821
Kraft Heinz Foods Co.
3.95%, 7/15/2025	20,000	20,990
6.50%, 2/9/2040	15,000	18,208
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20,000	24,532
Tyson Foods, Inc.
3.95%, 8/15/2024	15,000	16,022
5.15%, 8/15/2044	10,000	12,216

		143,859

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
3.75%, 11/30/2026	17,000	18,640
4.75%, 11/30/2036	15,000	18,750
5.30%, 5/27/2040	15,000	19,684
Becton Dickinson and Co.
2.89%, 6/6/2022	10,000	10,150
3.70%, 6/6/2027	10,000	10,705
Boston Scientific Corp.
3.85%, 5/15/2025	13,000	13,966
4.70%, 3/1/2049	10,000	12,248
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	6,000	6,241
3.55%, 4/1/2025	10,000	10,497

		120,881

Health Care Providers & Services — 0.8%
Aetna, Inc. 2.80%, 6/15/2023	35,000	35,518
Anthem, Inc.
3.35%, 12/1/2024	15,000	15,634
4.63%, 5/15/2042	20,000	22,380
CVS Health Corp.
3.70%, 3/9/2023	30,000	31,216
4.30%, 3/25/2028	41,000	44,712
4.78%, 3/25/2038	27,000	30,712
HCA, Inc.
4.50%, 2/15/2027	20,000	21,582
5.25%, 6/15/2049	15,000	16,872

		218,626

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 3.80%, 4/1/2028	35,000	38,316
Starbucks Corp. 4.45%, 8/15/2049	15,000	17,395

		55,711

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC 5.75%, 10/1/2041	45,000	52,751

Industrial Conglomerates — 0.3%
General Electric Co.
3.38%, 3/11/2024	40,000	41,412
6.75%, 3/15/2032	25,000	32,401
4.13%, 10/9/2042	3,000	3,165

		76,978

Insurance — 1.3%
American Financial Group, Inc. 3.50%, 8/15/2026	20,000	20,740
American International Group, Inc.
3.75%, 7/10/2025	20,000	21,261
3.88%, 1/15/2035	25,000	26,632
4.38%, 1/15/2055	15,000	16,388
Athene Global Funding
3.00%, 7/1/2022 (a)	25,000	25,405
2.95%, 11/12/2026 (a)	30,000	29,950
Athene Holding Ltd. 4.13%, 1/12/2028	10,000	10,309
Cincinnati Financial Corp. 6.92%, 5/15/2028	20,000	26,145
Lincoln National Corp.
4.20%, 3/15/2022	15,000	15,671
3.63%, 12/12/2026	15,000	15,836
4.35%, 3/1/2048	20,000	21,999
Markel Corp.
3.50%, 11/1/2027	20,000	20,677
5.00%, 5/20/2049	15,000	17,492
Marsh & McLennan Cos., Inc.
3.50%, 12/29/2020	15,000	15,248
4.38%, 3/15/2029	30,000	33,980
Principal Financial Group, Inc. 3.70%, 5/15/2029	5,000	5,442
Prudential Financial, Inc. 3.88%, 3/27/2028	30,000	33,181

		356,356

IT Services — 0.0% (e)
Western Union Co. (The) 3.60%, 3/15/2022	10,000	10,256

Media — 0.8%
Charter Communications Operating LLC 5.75%, 4/1/2048	10,000	11,574
Comcast Corp.
3.38%, 2/15/2025	30,000	31,652
3.15%, 3/1/2026	30,000	31,497
3.20%, 7/15/2036	40,000	40,769
6.40%, 5/15/2038	30,000	42,851
4.50%, 1/15/2043	15,000	17,723
Cox Communications, Inc.
3.15%, 8/15/2024 (a)	25,000	25,757
4.60%, 8/15/2047 (a)	15,000	16,600
Fox Corp. 4.71%, 1/25/2029 (a)	10,000	11,349

		229,772

Metals & Mining — 0.1%
Glencore Funding LLC (Switzerland) 4.63%, 4/29/2024 (a)	15,000	15,987

Multiline Retail — 0.0% (e)
Dollar General Corp. 4.13%, 5/1/2028	5,000	5,497

Multi-Utilities — 0.3%
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	25,000	25,336
Series C, 4.05%, 9/15/2042	20,000	21,053
Sempra Energy
2.40%, 3/15/2020	20,000	20,012
3.80%, 2/1/2038	25,000	25,749

		92,150

Oil, Gas & Consumable Fuels — 2.6%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	30,000	32,290
Boardwalk Pipelines LP 5.95%, 6/1/2026	20,000	22,448
Buckeye Partners LP
4.35%, 10/15/2024	10,000	9,937
5.85%, 11/15/2043	10,000	8,536
Canadian Natural Resources Ltd. (Canada)
3.80%, 4/15/2024	15,000	15,789
6.45%, 6/30/2033	15,000	19,078
Cenovus Energy, Inc. (Canada) 3.00%, 8/15/2022	25,000	25,282
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20,000	21,806
Energy Transfer Operating LP 6.25%, 4/15/2049	15,000	17,665
Enterprise Products Operating LLC
5.25%, 1/31/2020	25,000	25,125
3.75%, 2/15/2025	30,000	31,872
3.13%, 7/31/2029	15,000	15,269
5.10%, 2/15/2045	15,000	17,769
Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25,000	25,978
Magellan Midstream Partners LP 4.20%, 10/3/2047	10,000	10,505
Marathon Petroleum Corp. 6.50%, 3/1/2041	15,000	19,018

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
MPLX LP
4.13%, 3/1/2027	15,000	15,562
4.50%, 4/15/2038	10,000	9,976
Nexen, Inc. (China) 5.88%, 3/10/2035	20,000	25,956
Noble Energy, Inc. 5.05%, 11/15/2044	30,000	31,912
Occidental Petroleum Corp.
2.90%, 8/15/2024	20,000	20,110
3.50%, 8/15/2029	20,000	20,197
4.50%, 7/15/2044	15,000	14,972
ONEOK, Inc.
3.40%, 9/1/2029	30,000	29,813
4.45%, 9/1/2049	15,000	14,935
Petroleos Mexicanos (Mexico) 6.50%, 1/23/2029	13,000	13,365
Phillips 66
3.90%, 3/15/2028	20,000	21,696
4.88%, 11/15/2044	20,000	24,247
Spectra Energy Partners LP 4.50%, 3/15/2045	20,000	21,729
Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20,000	24,593
Sunoco Logistics Partners Operations LP
4.00%, 10/1/2027	10,000	10,210
5.35%, 5/15/2045	30,000	31,021
TransCanada PipeLines Ltd. (Canada)
4.88%, 1/15/2026	25,000	27,972
4.63%, 3/1/2034	15,000	16,954
5.00%, 10/16/2043	10,000	11,568
Williams Cos., Inc. (The) 3.90%, 1/15/2025	20,000	20,839

		725,994

Pharmaceuticals — 0.5%
Allergan Funding SCS
3.00%, 3/12/2020	10,000	10,017
4.55%, 3/15/2035	10,000	10,888
Bristol-Myers Squibb Co.
3.25%, 8/15/2022 (a)	15,000	15,494
4.63%, 5/15/2044 (a)	10,000	12,134
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50,000	51,710
Zoetis, Inc.
4.50%, 11/13/2025	15,000	16,542
4.70%, 2/1/2043	15,000	18,066

		134,851

Road & Rail — 0.6%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30,000	35,066
CSX Corp. 4.30%, 3/1/2048	20,000	23,107
ERAC USA Finance LLC 5.63%, 3/15/2042 (a)	30,000	37,819
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	40,000	42,936
Norfolk Southern Corp. 4.65%, 1/15/2046	10,000	11,962

		150,890

Semiconductors & Semiconductor Equipment — 0.2%
Broadcom Corp.
2.65%, 1/15/2023	20,000	20,020
3.88%, 1/15/2027	25,000	25,521

		45,541

Software — 0.5%
Microsoft Corp. 4.20%, 11/3/2035	60,000	71,464
Oracle Corp. 3.85%, 7/15/2036	60,000	66,229

		137,693

Specialty Retail — 0.1%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	25,000	26,745
Lowe’s Cos., Inc. 4.65%, 4/15/2042	10,000	11,525

		38,270

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.75%, 1/13/2025	30,000	30,945
4.65%, 2/23/2046	30,000	37,849
Dell International LLC 4.42%, 6/15/2021 (a)	25,000	25,738

		94,532

Tobacco — 0.2%
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	35,000	39,558

Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.50%, 1/15/2022	25,000	25,632
3.25%, 10/1/2029	20,000	19,859
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	30,000	30,083
3.50%, 11/1/2027 (a)	20,000	19,961
International Lease Finance Corp. 4.63%, 4/15/2021	35,000	36,128

		131,663

Wireless Telecommunication Services — 0.2%
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	20,000	21,082
4.38%, 5/30/2028	25,000	27,760
5.00%, 5/30/2038	11,000	12,647

		61,489

TOTAL CORPORATE BONDS (Cost $6,303,707)		6,714,967

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.5%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035‡ (a) (b)	100,000	100,210
Series 2018-20TS, Class E, 3.20%, 5/15/2035‡ (a) (b)	100,000	99,145
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	23,593	24,066
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8,323	8,789
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	12,593	13,200
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	15,000	15,778
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	30,000	31,637
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	23,745	24,901
FHLMC, Multifamily Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025 (b)	200,000	212,074
Series K090, Class A2, 3.42%, 2/25/2029	120,000	131,083
FREMF Mortgage Trust Series 2013-K26, Class B, 3.72%, 12/25/2045 (a) (b)	99,000	102,675
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class AS, 2.92%, 11/21/2035‡ (a) (b)	150,000	149,631
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111,000	120,220
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (b)	50,000	54,766
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class A4, 2.69%, 4/15/2046	13,593	13,816
Series 2011-C5, Class B, 5.59%, 8/15/2046 (a) (b)	169,000	176,401
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.37%, 11/15/2045 (b)	30,000	32,399
JPMCC Re-REMIC Trust Series 2014-FRR1, Class BK10, 2.46%, 11/27/2049‡ (a) (b)	180,000	178,013
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class A2, 3.19%, 10/15/2047	4,670	4,666
Series 2015-C27, Class A3, 3.47%, 12/15/2047	130,000	137,273
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	130,000	137,619
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	26,291	26,768

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,717,688)		1,795,130

U.S. TREASURY OBLIGATIONS — 2.0%
U.S. Treasury Bonds 3.75%, 11/15/2043	7,000	9,039
U.S. Treasury Notes
2.63%, 2/28/2023	265,000	273,343
2.75%, 2/15/2028	230,000	247,555
2.88%, 5/15/2028	17,600	19,146

TOTAL U.S. TREASURY OBLIGATIONS (Cost $518,662)		549,083

MORTGAGE-BACKED SECURITIES — 1.5%
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	133,092	143,999
Pool # AM5940, 3.24%, 6/1/2026	68,135	72,307
Pool # AM6428, 3.58%, 8/1/2029	87,090	95,276
Pool # AM6430, 3.58%, 8/1/2029	87,090	95,276

TOTAL MORTGAGE-BACKED SECURITIES (Cost $381,350)		406,858

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 9.1%
INVESTMENT COMPANIES — 9.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74% (f) (g) (Cost $2,524,024)	2,523,465	2,524,222

Total Investments — 99.8% (Cost $26,541,500)		27,604,930
Other Assets Less Liabilities — 0.2%		58,936

Net Assets — 100.0%		27,663,866

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2019.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$7,181,010	$798,336	$7,979,346
Collateralized Mortgage Obligations	—	7,635,324	—	7,635,324
Commercial Mortgage-Backed Securities	—	1,268,131	526,999	1,795,130
Corporate Bonds	—	6,714,967	—	6,714,967
Mortgage-Backed Securities	—	406,858	—	406,858
U.S. Treasury Obligations	—	549,083	—	549,083
Short-Term Investments
Investment Companies	2,524,222	—	—	2,524,222

Total Investments in Securities	$2,524,222	$23,755,373	$1,325,335	$27,604,930

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2019	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$1,018,884	$—	(a)	$13,995	$80	$249,986	$(584,061)	$99,452	$—	$798,336
Commercial Mortgage-Backed Securities	865,834	—		12,073	533	—	(351,441)	—	—	526,999

Total	$1,884,718	$—		$26,068	$613	$249,986	$(935,502)	$99,452	$—	$1,325,335

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to $27,448.

There were no significant transfers into or out of level 3 during the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at November 30, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$798,336	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (10.07%	)
			Yield (Discount Rate of Cash Flows)	2.33% - 3.76% (2.97%	)

Asset-Backed Securities	798,336

	377,368	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.97% - 3.39% (3.10%)

Commercial Mortgage-Backed Securities	377,368

Total	$1,175,704

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was $149,631. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74% (a) (b)	$983,692	$5,453,405	$3,912,898	$15	$8	$2,524,222	2,523,465	$27,594	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.